ASSET ACQUISITION (Details Narrative) - USD ($)		9 Months Ended
	Jul. 03, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Identifiable intangible assets including goodwill	$ 4,754,000
Non-controlling interest at fair value	$ 74,000
Royalty rate	0.50%
Discount on royalty rate	33.00%
Royalty term	9 years
Discount rate for weighted average cost	33.00%
Increase decrease in operating capital		$ (5,504,000)	$ 265,000	$ 538,000
Legal fees			$ 215,000
Stock issued during period shares acquisitions			50,000
Minimum [Member]
Growth rate of development of new business	8.00%
Maximum [Member]
Growth rate of development of new business	20.00%
Semi Cab LLC [Member]
Seller Consideration share	320,903
Semi Cab Inc [Member]
Asset acquisition purchase price consideration	$ 983,000
Semi Cab LLC [Member]
Ownership percentage	20.00%
Semi Cab Inc [Member]
Ownership percentage	20.00%
Algorhythm Holdings Inc [Member]
Ownership percentage	80.00%
Asset Purchase Agreement [Member]
Shares purchase	641,806
Purchase of assets value	$ 494,000
Employment Agreements [Member] | 2024 [Member] | Ajesh Kapoor [Member]
Salaries and wages	140,000
Employment Agreements [Member] | 2024 [Member] | Vivek Sehgal Kapoor [Member]
Salaries and wages	105,000
Employment Agreements [Member] | 2025 [Member] | Ajesh Kapoor [Member]
Salaries and wages	240,000
Employment Agreements [Member] | 2025 [Member] | Vivek Sehgal Kapoor [Member]
Salaries and wages	210,000
Employment Agreements [Member] | Subsequent Years [Member] | Ajesh Kapoor [Member]
Salaries and wages	300,000
Employment Agreements [Member] | 2026 [Member] | Vivek Sehgal Kapoor [Member]
Salaries and wages	240,000
Employment Agreements [Member] | 2027 [Member] | Vivek Sehgal Kapoor [Member]
Salaries and wages	270,000
Employment Agreements [Member] | 2028 [Member] | Vivek Sehgal Kapoor [Member]
Salaries and wages	$ 300,000